schedule of company obligations by contractual maturity (Details)	Dec. 31, 2021 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 423,568
Payments by period, less than a year	321,618
Payments by period, one to three years	84,950
Payments by period, four to five years	17,000
Payments by period, more than five years
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	40,200
Payments by period, less than a year	13,400
Payments by period, one to three years	26,800
Payments by period, four to five years
Payments by period, more than five years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	383,368
Payments by period, less than a year	308,218
Payments by period, one to three years	58,150
Payments by period, four to five years	17,000
Payments by period, more than five years